Other expenses and income (Tables)	12 Months Ended
Jun. 30, 2026
Other expenses and income
Schedule of other expenses and income

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Includes:
Derivative gains¹	(1 426)	(2 003)	(2 364)
Translation losses/(gains)	3 596	897	839
Trade and other receivables	587	178	485
Trade and other payables	106	88	241
Foreign currency loans	1 461	(238)	263
Other²	1 442	869	(150)
Exploration expenditure and feasibility costs	402	509	422
Professional fees	1 489	1 821	2 076
Provision for rehabilitation	200	(2 769)	(590)
Expected credit losses (released)/raised	(87)	(76)	189
Other income[3]	(4 139)	(6 462)	(4 025)
1	Relates mainly to the Group’s hedging activities and embedded derivatives (refer to note 35).
2	Relates mainly to the effect of the strengthening of the Rand on the translation of foreign operations and intergroup exposure on foreign currency loans.
3

During the prior year, Sasol and Transnet concluded a settlement agreement, resulting in a net receipt of R4,3 billion, which was the net between the amount owed to Sasol (Sasol proceedings) of R5,5 billion and the amount owed to Transnet (Transnet proceedings) of R1,2 billion. R3,9 billion related to compensation by Transnet for historical costs accounted for as a credit to Materials, energy and consumables used (refer to note 3), while the remaining R1,6 billion of the settlement was accounted for in Other income.